UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII REALTY SECURITIES TRUST
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2009
                                   (UNAUDITED)

                                                           SHARES            VALUE
                                                      ---------------   ---------------
REAL ESTATE INVESTMENT TRUSTS ("REITS") - 94.68%
APARTMENTS - 14.76%
American Campus Communities, Inc.                              15,100   $       262,136
AvalonBay Communities, Inc.                                     4,427           208,335
Equity Residential                                             36,400           667,940
Essex Property Trust, Inc.                                      7,200           412,848
                                                                        ---------------
Total Apartments                                                              1,551,259
                                                                        ---------------
DIVERSIFIED - 6.03%
Entertainment Properties Trust                                  2,400            37,824
Vornado Realty Trust                                           17,933           596,093
                                                                        ---------------
Total Diversified                                                               633,917
                                                                        ---------------
HEALTHCARE - 18.60%
HCP, Inc.                                                      35,100           626,535
Health Care REIT, Inc.                                         14,400           440,496
Nationwide Health Properties, Inc.                             16,800           372,792
Ventas, Inc.                                                   22,800           515,508
                                                                        ---------------
Total Healthcare                                                              1,955,331
                                                                        ---------------
HOTELS & LODGING - 2.71%
Host Hotels & Resorts, Inc.                                    43,900           172,088
Lasalle Hotel Properties                                        9,300            54,312
Starwood Hotels & Resorts Worldwide, Inc.                       4,600            58,420
                                                                        ---------------
Total Hotels & Lodging                                                          284,820
                                                                        ---------------
INDUSTRIALS - 1.87%
ProLogis                                                       30,331           197,151
                                                                        ---------------
Total Industrials                                                               197,151
                                                                        ---------------
OFFICE PROPERTY - 13.99%
Boston Properties, Inc.                                        15,100           528,953
Douglas Emmett, Inc.                                           51,600           381,324
Highwoods Properties, Inc.                                     17,600           376,992
Kilroy Realty Corp.                                             9,300           159,867
Maguire Properties, Inc. (Preferred Stock)                     17,600            23,760
                                                                        ---------------
Total Office Property                                                         1,470,896
                                                                        ---------------
REGIONAL MALLS - 12.67%
General Growth Properties, Inc.                                31,500            22,365
Simon Property Group, Inc.                                     29,738         1,030,124

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2009
                                   (UNAUDITED)

                                                           SHARES            VALUE
                                                      ---------------   ---------------
REAL ESTATE INVESTMENT TRUSTS ("REITS") (CONTINUED)
REGIONAL MALLS (CONTINUED)
Taubman Centers, Inc.                                          16,400   $       279,456
                                                                        ---------------
Total Regional Malls                                                          1,331,945
                                                                        ---------------
SELF STORAGE - 10.56%
Extra Space Storage, Inc.                                      37,800           208,278
Public Storage, Inc.                                           16,315           901,404
                                                                        ---------------
Total Self Storage                                                            1,109,682
                                                                        ---------------
SHOPPING CENTERS - 13.49%
Equity One, Inc.                                                7,800            95,082
Federal Realty Investment Trust                                15,600           717,600
Kimco Realty Corp.                                             34,864           265,664
Tanger Factory Outlet Centers, Inc.                            11,000           339,460
                                                                        ---------------
Total Shopping Centers                                                        1,417,806
                                                                        ---------------
TOTAL REAL ESTATE INVESTMENT TRUSTS ("REITS")
   (Cost $16,814,504)                                                         9,952,807
                                                                        ---------------
SHORT TERM INVESTMENT - 4.90%
BlackRock Liquidity Funds Treasury Trust Fund                 515,541           515,541
                                                                        ---------------
TOTAL SHORT TERM INVESTMENT (Cost $515,541)                                     515,541
                                                                        ---------------
TOTAL INVESTMENTS - 99.58% (Cost $17,330,045)                                10,468,348
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.42%                                    43,990
                                                                        ---------------
NET ASSETS - 100.00%                                                    $    10,512,338
                                                                        ===============

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009 is as follows (See Note A):

                                                INVESTMENT IN
                                                  SECURITIES
                                                -------------
VALUATION INPUTS
Level 1 - Quoted Prices                          $10,468,348
Level 2 - Other Significant Observable Inputs             --
Level 3 - Significant Unobservable Inputs                 --
                                                 -----------
TOTAL                                            $10,468,348
                                                 ===========

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2009
                                   (UNAUDITED)

                                                           SHARES            VALUE
                                                      ---------------   ---------------
COMMON STOCKS - 93.74%
AUSTRALIA - 1.48%
Stockland                                                   2,107,100   $     4,523,807
                                                                        ---------------
Total Austrailia (Cost $8,865,658)                                            4,523,807
                                                                        ---------------
CHINA - 2.09%
Guangzhou R&F Properties Co., Ltd.                          5,500,000         6,387,097
                                                                        ---------------
Total China (Cost $12,982,631)                                                6,387,097
                                                                        ---------------
FRANCE - 17.00%
ICADE                                                         176,777        12,512,257
Klepierre                                                     556,281         9,782,445
Unibail-Rodamco                                               209,517        29,661,964
                                                                        ---------------
Total France (Cost $95,339,544)                                              51,956,666
                                                                        ---------------
GERMANY - 0.85%
DIC Asset AG                                                  549,064         2,602,510
                                                                        ---------------
Total Germany (Cost $17,172,730)                                              2,602,510
                                                                        ---------------
HONG KONG - 25.79%
China Overseas Land & Investment, Ltd.                      9,689,656        15,203,383
Hang Lung Properties, Ltd.                                  8,025,000        18,845,806
Hysan Development Co., Ltd.                                 8,620,229        14,570,968
Kerry Properties, Ltd.                                      5,186,925        12,515,548
Lifestyle International Holdings, Ltd.                     12,490,000         9,992,000
Shangri-La Asia, Ltd.                                       6,761,685         7,677,784
                                                                        ---------------
Total Hong Kong (Cost $116,646,511)                                          78,805,489
                                                                        ---------------
ITALY - 2.22%
Immobiliare Grande Distribuzione                            4,791,662         5,821,146
Risanamento SpA*                                            4,069,850           963,994
                                                                        ---------------
Total Italy (Cost $40,826,271)                                                6,785,140
                                                                        ---------------
JAPAN - 16.97%
AEON Mall Co., Ltd.                                           975,540        12,395,491
Daiwa House Industry Co., Ltd.                              1,464,000        11,739,273
Mitsubishi Estate Co., Ltd.                                   902,000        10,063,825
Mitsui Fudosan Co., Ltd.                                    1,355,800        14,646,538

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2009
                                   (UNAUDITED)

                                                           SHARES            VALUE
                                                      ---------------   ---------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Tokyu Land Corp.                                            1,105,000   $     3,020,654
                                                                        ---------------
Total Japan (Cost $106,109,285)                                              51,865,781
                                                                        ---------------
MALAYSIA - 1.81%
SP Setia Berhad                                             7,235,000         5,537,142
                                                                        ---------------
Total Malaysia (Cost $12,010,299)                                             5,537,142
                                                                        ---------------
PHILIPPINES - 0.63%
Megaworld Corp.                                           142,699,000         1,653,625
Robinsons Land Corp.                                        2,779,682           258,843
                                                                        ---------------
Total Philippines (Cost $10,686,511)                                          1,912,468
                                                                        ---------------
SINGAPORE - 13.18%
Capitaland, Ltd.                                            8,519,600        13,057,932
City Developments, Ltd.                                     2,700,000         9,058,019
Hongkong Land Holdings, Ltd.                                5,735,000        13,075,800
Wing Tai Holdings, Ltd.                                    11,024,960         5,076,616
                                                                        ---------------
Total Singapore (Cost $95,461,517)                                           40,268,367
                                                                        ---------------
SPAIN - 2.13%
Sol Melia, SA                                               2,304,941         6,518,394
                                                                        ---------------
Total Spain (Cost $36,807,304)                                                6,518,394
                                                                        ---------------
SWEDEN - 0.38%
Castellum AB                                                  206,196         1,154,775
                                                                        ---------------
Total Sweden (Cost $1,685,331)                                                1,154,775
                                                                        ---------------
THAILAND - 1.82%
Central Pattana Public Co., Ltd.                            3,764,464         1,326,824
Central Pattana Public Co., Ltd. NVDR                      12,025,336         4,238,452
                                                                        ---------------
Total Thailand (Cost $10,721,131)                                             5,565,276
                                                                        ---------------
UNITED KINGDOM - 7.39%
British Land Co. plc                                        1,207,906         6,245,818
Derwent Valley Holdings plc                                   702,660         6,697,561
Great Portland Estates plc                                  1,761,599         6,154,624

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2009
                                   (UNAUDITED)

                                                           SHARES            VALUE
                                                      ---------------   ---------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Hammerson plc                                                 804,480   $     2,934,627
Minerva plc*                                                1,122,023           108,556
Segro plc                                                   1,409,894           459,746
                                                                        ---------------
Total United Kingdom (Cost $63,288,756)                                      22,600,932
                                                                        ---------------
TOTAL COMMON STOCKS (Cost $628,603,478)                                     286,483,844
                                                                        ---------------
WARRANTS - 0.03%
SP Setia Berhad, Expires 01/21/13 *                         1,225,000            89,048
                                                                        ---------------
TOTAL WARRANTS (Cost $110,030)                                                   89,048
                                                                        ---------------
SHORT TERM INVESTMENT - 4.91%
BlackRock Liquidity Funds Treasury Trust Fund              15,012,501        15,012,501
                                                                        ---------------
TOTAL SHORT TERM INVESTMENT (Cost $15,012,501)                               15,012,501
                                                                        ---------------
TOTAL INVESTMENTS - 98.68% (Cost $643,726,009)                              301,585,393
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.32%                                 4,032,969
                                                                        ---------------
NET ASSETS - 100.00%                                                    $   305,618,362
                                                                        ===============

*    Denotes non-income producing security.

NVDR Non-Voting Depositary Receipt

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2009
                                   (UNAUDITED)

                                              % OF
SECTOR DIVERSIFICATION                     NET ASSETS       VALUE
----------------------                     ----------   ------------
COMMON STOCKS:
Real Estate ............................      77.63%    $237,251,889
Mortgage Banking .......................       7.53%      23,021,235
Diversified ............................       4.68%      14,306,252
Regional Malls .........................       3.90%      11,904,468
                                             ------     ------------
Total Common Stock .....................      93.74%     286,483,844
WARRANTS:
Real Estate ............................       0.03%          89,048
SHORT-TERM OBLIGATIONS .................       4.91%      15,012,501
                                             ------     ------------
TOTAL INVESTMENTS ......................      98.68%     301,585,393
OTHER ASSETS IN EXCESS OF LIABILITIES ..       1.32%       4,032,969
                                             ------     ------------
NET ASSETS .............................     100.00%    $305,618,362
                                             ======     ============

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009 is as follows (See Note A):

                                                INVESTMENT IN
                                                  SECURITIES
                                                -------------
VALUATION INPUTS
Level 1 - Quoted Prices                          $300,258,569
Level 2 - Other Significant Observable Inputs       1,326,824
Level 3 - Significant Unobservable Inputs                  --
                                                 ------------
TOTAL                                            $301,585,393
                                                 ============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2009
                                   (UNAUDITED)

                                                          SHARES             VALUE
                                                      ---------------   ---------------
COMMON STOCKS - 61.95%
AUSTRALIA - 1.22%
Stockland                                                     426,400   $       915,453
                                                                        ---------------
Total Austrailia (Cost $1,555,419)                                              915,453
                                                                        ---------------
FRANCE - 12.55%
ICADE                                                          39,550         2,799,345
Klepierre                                                      90,099         1,584,430
Unibail-Rodamco                                                35,450         5,018,765
                                                                        ---------------
Total France (Cost $15,935,177)                                               9,402,540
                                                                        ---------------
GERMANY - 0.61%
DIC Asset AG                                                   96,303           456,467
                                                                        ---------------
Total Germany (Cost $3,209,390)                                                 456,467
                                                                        ---------------
HONG KONG - 17.91%
China Overseas Land & Investment, Ltd.                      1,916,568         3,007,157
Hang Lung Properties, Ltd.                                  1,350,000         3,170,323
Hysan Development Co., Ltd.                                 1,009,350         1,706,127
Kerry Properties, Ltd.                                        874,123         2,109,174
Lifestyle International Holdings, Ltd.                      2,347,000         1,877,600
Shangri-La Asia, Ltd.                                       1,362,400         1,546,983
                                                                        ---------------
Total Hong Kong (Cost $21,628,607)                                           13,417,364
                                                                        ---------------
ITALY - 1.81%
Immobiliare Grande Distribuzione                              941,100         1,143,294
Risanamento SpA*                                              897,700           212,631
                                                                        ---------------
Total Italy (Cost $9,178,474)                                                 1,355,925
                                                                        ---------------
JAPAN - 9.92%
AEON Mall Co., Ltd.                                           142,600         1,811,917
Daiwa House Industry Co., Ltd.                                250,000         2,004,657
Mitsubishi Estate Co., Ltd.                                   135,500         1,511,805
Mitsui Fudosan Co., Ltd.                                      195,000         2,106,561
                                                                        ---------------
Total Japan (Cost $14,879,394)                                                7,434,940
                                                                        ---------------
MALAYSIA - 0.18%
SP Setia Berhad                                               180,000           137,759
                                                                        ---------------
Total Malaysia (Cost $254,014)                                                  137,759
                                                                        ---------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2009
                                   (UNAUDITED)

                                                           SHARES            VALUE
                                                      ---------------   ---------------
COMMON STOCKS (CONTINUED)
NETHERLANDS - 1.18%
Corio NV                                                       21,315   $       881,262
                                                                        ---------------
Total Netherlands (Cost $546,300)                                               881,262
                                                                        ---------------
SINGAPORE - 8.95%
Capitaland, Ltd.                                            1,516,050         2,323,639
City Developments, Ltd.                                       488,300         1,638,159
Hongkong Land Holdings, Ltd.                                  850,000         1,938,000
Wing Tai Holdings, Ltd.                                     1,750,000           805,815
                                                                        ---------------
Total Singapore (Cost $15,311,476)                                            6,705,613
                                                                        ---------------
SPAIN - 1.23%
Sol Melia, SA                                                 325,000           919,103
                                                                        ---------------
Total Spain (Cost $4,229,298)                                                   919,103
                                                                        ---------------
SWEDEN - 0.25%
Castellum AB                                                   32,900           184,252
                                                                        ---------------
Total Sweden (Cost $276,553)                                                    184,252
                                                                        ---------------
THAILAND - 1.70%
Central Pattana Public Co., Ltd. NVDR                       3,622,100         1,276,646
                                                                        ---------------
Total Thailand (Cost $2,720,735)                                              1,276,646
                                                                        ---------------
UNITED KINGDOM - 4.44%
British Land Co. plc                                          133,333           689,436
Great Portland Estates plc                                    422,000         1,474,371
Land Securities Group plc                                     170,000         1,065,439
Minerva plc*                                                   75,000             7,256
Segro plc                                                     269,853            87,995
                                                                        ---------------
Total United Kingdom (Cost $6,832,895)                                        3,324,497
                                                                        ---------------
TOTAL COMMON STOCKS (Cost $96,557,732)                                       46,411,821
                                                                        ---------------
U.S. REAL ESTATE INVESTMENT TRUSTS
   ("REITS") - 32.42%
AvalonBay Communities, Inc.                                    15,804           743,736
Boston Properties, Inc.                                        41,600         1,457,248
Douglas Emmett, Inc.                                          128,100           946,659

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2009
                                   (UNAUDITED)

                                                           SHARES            VALUE
                                                      ---------------   ---------------
U.S. REAL ESTATE INVESTMENT TRUSTS
   ("REITS") (CONTINUED)
Equity One, Inc.                                               46,000   $       560,740
Essex Property Trust, Inc.                                     34,500         1,978,230
Federal Realty Investment Trust                                52,200         2,401,200
General Growth Properties, Inc.                                90,300            64,113
HCP, Inc.                                                      72,300         1,290,555
Health Care REIT, Inc.                                         61,800         1,890,462
Highwoods Properties, Inc.                                     30,400           651,168
Host Hotels & Resorts, Inc.                                   102,400           401,408
Maguire Properties, Inc. (Preferred Stock)                     53,300            71,955
ProLogis                                                       67,800           440,700
Public Storage, Inc.                                           52,700         2,911,675
Simon Property Group, Inc.                                    106,191         3,678,456
Starwood Hotels & Resorts Worldwide, Inc.                      35,300           448,310
Taubman Centers, Inc.                                          69,500         1,184,280
Ventas, Inc.                                                   66,100         1,494,521
Vornado Realty Trust                                           50,492         1,678,357
                                                                        ---------------
TOTAL U.S. REAL ESTATE INVESTMENT TRUSTS ("REITS")
   (Cost $49,323,945)                                                        24,293,773
                                                                        ---------------
WARRANTS - 0.02%
SP Setia Berhad, Expires 01/21/13 *                           175,000            12,721
                                                                        ---------------
TOTAL WARRANTS (Cost $15,719)                                                    12,721
                                                                        ---------------
SHORT TERM INVESTMENT - 5.48%
BlackRock Liquidity Funds Treasury Trust Fund               4,107,575         4,107,575
                                                                        ---------------
TOTAL SHORT TERM INVESTMENT (Cost $4,107,575)                                 4,107,575
                                                                        ---------------
TOTAL INVESTMENTS - 99.87% (Cost $150,004,971)                               74,825,890
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.13%                                    95,752
                                                                        ---------------
TOTAL NET ASSETS - 100.00%                                              $    74,921,642
                                                                        ===============

*    Denotes non-income producing security.

NVDR Non-Voting Depositary Receipt

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2009
                                   (UNAUDITED)

                                                % OF
SECTOR DIVERSIFICATION                       NET ASSETS      VALUE
----------------------                       ----------   -----------
COMMON STOCKS:
Real Estate ..............................      83.11%    $62,270,782
Consumer Cyclicals .......................      11.26%      8,434,812
                                               ------     -----------
Total Common Stock .......................      94.37%     70,705,594
WARRANTS:
Real Estate ..............................       0.02%         12,721
SHORT TERM OBLIGATION ....................       5.48%      4,107,575
                                               ------     -----------
TOTAL INVESTMENTS ........................      99.87%     74,825,890
OTHER ASSETS IN EXCESS OF LIABILITIES ....       0.13%         95,752
                                               ------     -----------
NET ASSETS ...............................     100.00%    $74,921,642
                                               ======     ===========

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009 is as follows (See Note A):

                                                INVESTMENT IN
                                                  SECURITIES
                                                -------------
VALUATION INPUTS
Level 1 - Quoted Prices                          $74,825,890
Level 2 - Other Significant Observable Inputs             --
Level 3 - Significant Unobservable Inputs                 --
                                                 -----------
TOTAL                                            $74,825,890
                                                 ===========

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2009
                                   (UNAUDITED)

A.   SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's Price Valuation Committee under procedures adopted by the Trust's Board of Trustees. Investments in other investment companies are valued at net asset value.

Most foreign markets close before the close of trading on the NYSE. If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust's Price Valuation Committee, established by the Trust's Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Another fund holding the same security may value the security differently based on their fair value determinations. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of July 1, 2008, the beginning of the Funds' current fiscal year. In accordance with FAS 157, fair value is defined as the price that each fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between: inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available under the circumstances. It also establishes a classification of the fair value measurements for disclosure purposes. Various inputs are used in determining the value of each Fund's investments. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

                         E.I.I. REALTY SECURITIES TRUST

                                 MARCH 31, 2009
                                   (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Funds' net assets as of March 31, 2009 is included with each Fund's Schedule of Investments.

FOREIGN CURRENCY TRANSLATION: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the translation date.

The company isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchanged gains and losses arise from changes in the value of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B.   TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 2009 for each Fund were as follows:

              FUND                       COST       APPRECIATION   (DEPRECIATION)        NET
----------------------------------   ------------   ------------   --------------   -------------
E.I.I. Realty Securities Fund        $ 17,330,045    $  445,241     ($7,306,938)     ($6,861,697)
E.I.I. International Property Fund    643,726,009     7,688,189    (349,828,805)    (342,140,616)
E.I.I. Global Property Fund           150,004,971       905,280     (76,084,361)     (75,179,081)

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EII REALTY SECURITIES TRUST

By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date     5/18/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date     5/18/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                         -------------------------------------------------------
                           Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date     5/18/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.